Long Term Debt	12 Months Ended
Dec. 31, 2012
Notes
Long Term Debt

Note 11 - Long Term Debt

Bank Line of Credit

December 31, 2012
Bank line of credit, opened on April 16, 2008, maturity on April 15, 2013; $50,000 credit limit, adjustable interest rate currently at 5.5% , unsecured	$ 48,812

Promissory Notes Payable

The Company assumed promissory notes payable in connection with the purchase of Xnergy, Inc. and its subsidiary HVAC Controls, Inc. As a result of the purchase of Xnergy, Inc. by the Company the notes were rewritten. The notes payable are secured in part by the shares of the Company. The promissory notes now provide for interest at 7.75% per annum. During the year ended December 31, 2012 the Company issued 1,185,389 shares of its common stock upon the conversion of $1,391,188 of debt. During the year ended December 31, 2012 the Company received $500,000 from subordinated promissory notes payable. The notes accrue interest at 10% per annum, are unsecured and are due 6 months from the date of issuance. The Company repaid $50,000 of the subordinated promissory notes payable during the year ended December 31, 2012.

Amount of
Principal Payments
Year	Due
2013	$436,167
2014	-
2015	-
2016	-
2017	-
Thereafter	-
Total	$436,167

Automobile Contracts Payable

The Company has entered into purchase contracts for its vehicles.  The contracts bear interest at an average interest rate of approximately 5% per annum, are secured by the vehicles. The composition of these loans and notes payable are summarized in the table below:

Amount of
Principal Payments
Year	Due
2013	$18,407
2014	-
2015	-
2016	-
2017	-
Thereafter	-
Total	$18,407